First American Prime Obligations Fund Summary - First American Prime Obligations Fund	Total
Class A
Prospectus [Line Items]
Risk/Return [Heading]	This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.
Risk [Heading]	The section entitled “Principal Risks – Repurchase Agreement Risk” on page 6 of the Prospectus is replaced by the following:
Risk Narrative [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Class D
Prospectus [Line Items]
Risk/Return [Heading]	This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.
Risk [Heading]	The section entitled “Principal Risks – Repurchase Agreement Risk” on page 6 of the Prospectus is replaced by the following:
Risk Narrative [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Class I
Prospectus [Line Items]
Risk/Return [Heading]	This information supplements the First American Money Market Funds Class I Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.
Risk [Heading]	The section entitled “Principal Risks – Repurchase Agreement Risk” on page 3 of the Prospectus is replaced by the following:
Risk Narrative [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Class Y
Prospectus [Line Items]
Risk/Return [Heading]	This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.
Risk [Heading]	The section entitled “Principal Risks – Repurchase Agreement Risk” on page 6 of the Prospectus is replaced by the following:
Risk Narrative [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Class Z
Prospectus [Line Items]
Risk/Return [Heading]	This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.
Risk [Heading]	The section entitled “Principal Risks – Repurchase Agreement Risk” with respect to Prime Obligations Fund on page 6 of the Prospectus is replaced by the following:
Risk Narrative [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Institutional Investor Class
Prospectus [Line Items]
Risk/Return [Heading]	This information supplements the First American Money Market Funds Institutional Investor Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.